Accounts Receivable And Accrued Revenues	12 Months Ended
Dec. 31, 2013
Accounts Receivable And Accrued Revenues [Abstract]
Accounts Receivable And Accrued Revenues

7.Accounts Receivable and Accrued Revenues

As at December 31	2013	2012

Trade Receivables and Accrued Revenue	$864	$905
Prepaids, Deposits and Other	130	350
	994	1,255
Allowance for Doubtful Accounts	(6)	(19)
	$988	$1,236

Trade receivables are non-interest bearing.  In determining the recoverability of trade receivables, the Company considers the age of the outstanding receivable and the credit worthiness of the counterparties.  See Note 21 for further information about credit risk.